SUMMARY PROSPECTUS January 31, 2012

AllianceBernstein Municipal Bond Inflation Strategy

Ticker: Class 1–AUNOX; Class 2–AUNTX

Before you invest, you may want to review the Strategy’s Prospectus, which contains more information about the Strategy and its risks. The Strategy’s Prospectus and Statement of Additional Information (“SAI”), both dated January 31, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Strategy’s Prospectus and other information about the Strategy, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Strategy.

PRO-PC-0125-MBIS-0112

INVESTMENT OBJECTIVE

The Strategy’s investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.

FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.

Shareholder Fees (fees paid directly from your investment)

	Class 1 Shares	Class 2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None
Exchange Fee	None	None

Annual Strategy Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fees	.50%	.50%
Distribution and/or Service (12b-1) Fees	.10%	None
Other Expenses:
Transfer Agent	.02%	.02%
Other Expenses	.30%	.33%

Total Other Expenses	.32%	.35%

Total Annual Strategy Operating Expenses	.92%	.85%

Fee Waiver and/or Expense Reimbursement(a)	(.32)%	(.35)%

Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	.60%	.50%

(a)	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through January 31, 2013 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy’s total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days’ notice to the Strategy prior to the end of the Strategy’s fiscal year.

Examples

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2
After 1 Year	$61	$51
After 3 Years	$261	$236
After 5 Years	$478	$437
After 10 Years	$1,102	$1,017

Portfolio Turnover

The Strategy pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy’s performance. During the most recent fiscal year, the Strategy’s portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax (“AMT”) for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade (“junk bonds”). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser’s opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy’s other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy’s primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating rate municipal securities;

•	certain types of mortgage-related securities; and

•	derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond transactions (“TOBs”). The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

PRINCIPAL RISKS

•

Market Risk: The value of the Strategy’s assets will fluctuate as the bond market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state’s municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy’s assets can decline as can the value of the Strategy’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Leverage Risk: To the extent the Strategy uses leveraging techniques, its net asset value may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy’s investments.

•

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

•

Management Risk: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

•	how the Strategy’s performance changed from year to year over the life of the Strategy; and

•	how the Strategy’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy’s website at www.AllianceBernstein.com (click on “Pricing & Performance”).

The Strategy’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Strategy’s Class 1 shares.

During the period shown in the bar chart, the Strategy’s:

Best Quarter was up 2.48%, 2nd quarter, 2011; and Worst Quarter was up 0.78%, 3rd quarter, 2011.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2011)

		1 Year	Since Inception(a)
Class 1(b)	Return Before Taxes	7.07%	3.87%

	Return After Taxes on Distributions	7.00%	3.73%

	Return After Taxes on Distributions and Sale of Strategy Shares	5.18%	3.43%
Class 2	Return Before Taxes	7.24%	3.99%
Barclays Capital TIPS 1-10 Year Index (reflects no deduction for fees, taxes or expenses)		8.93%	6.56%

(a)	Inception date for both Classes is 01/26/2010.

(b)	After-tax returns:

–	Are shown for Class 1 shares only and will vary for Class 2 shares because these Class 2 shares have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Strategy.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Strategy’s portfolio:

Employee	Length of Service	Title
Michael G. Brooks	Since 2010	Senior Vice President of the Adviser

R.B. (Guy) Davidson III	Since 2010	Senior Vice President of the Adviser

Wayne D. Godlin	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2010	Senior Vice President of the Adviser

PURCHASE AND SALE OF STRATEGY SHARES

Purchase Minimums

	Initial	Subsequent
Class 1 Shares (only available to private clients of Sanford C. Bernstein & Co. LLC (“Bernstein”))	$5,000	None
Class 2 Shares (as available to private clients of Bernstein)	None*	None

*	Only available to clients who have a Bernstein fixed-income account of at least $3,000,000.

You may sell (redeem) your shares any day the New York Stock Exchange is open by contacting your Bernstein Advisor.

TAX INFORMATION

The Strategy may make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes. The Strategy may pay income dividends, which may be exempt from federal income tax, except to the extent the Strategy invests in swap transactions, but may be subject to AMT and state and local income taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Shares of the Strategy are offered through the Adviser’s private client channel and institutional channel and are generally not sold through intermediaries. If you purchase shares of the Strategy through a broker-dealer or other financial intermediary (such as a bank), the Strategy and its related companies may pay the intermediary for the sale of Strategy shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Strategy over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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